STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016
Income Statements
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	8,700	29,850	36,600	833,118
Directors fees	450,040	450,000	1,350,383	1,500,750
Audit Committee fees	90,000	0	180,000	0
Depreciation	131	96	394	256
General & administrative	156,528	146,060	491,510	459,219
Officer payroll	1,685,870	1,169,074	4,442,467	3,448,241
TOTAL OPERATING EXPENSES	2,391,269	1,795,080	6,501,354	6,241,584
LOSS FROM OPERATIONS	(2,391,269)	(1,795,080)	(6,501,354)	(6,241,584)
OTHER INCOME (EXPENSE)
Interest expense	(4,946)	(1,192)	(14,904)	(2,001)
Termination Fee	0	0	0	(5)
TOTAL OTHER INCOME (EXPENSE)	(4,946)	(1,192)	(14,904)	(2,006)
NET LOSS	(2,396,215)	(1,796,272)	(6,516,258)	(6,243,590)
Basic and Diluted
Net loss per Common share (Basic and Diluted)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average
Number of Common Shares - (Basic and Diluted)	1,042,923,980	1,042,334,483	1,042,595,303	1,066,077,322